Shareholder Report, Line Graph (Details) - USD ($)				6 Months Ended	10 Months Ended		18 Months Ended	22 Months Ended	30 Months Ended	34 Months Ended	42 Months Ended	54 Months Ended
	Nov. 18, 2024	Dec. 01, 2022	Mar. 19, 2021	Sep. 30, 2021	Sep. 30, 2025	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025
Advisors Capital Total Return - Equity Fund
Account Value [Line Items]
Line Graph and Table Measure Name												Advisors Capital Total Return - Equity Fund
Accumulated Value			$ 10,000	$ 10,620			$ 8,440		$ 9,630		$ 12,302	$ 13,931
Advisors Capital Small/Mid Cap Fund
Account Value [Line Items]
Line Graph and Table Measure Name												Advisors Capital Small/Mid Cap Fund
Accumulated Value			10,000	10,480			7,400		8,560		10,600	$ 11,520
Advisors Capital Tactical Fixed Income Fund
Account Value [Line Items]
Line Graph and Table Measure Name												Advisors Capital Tactical Fixed Income Fund
Accumulated Value			10,000	10,160			8,900		9,171		10,206	$ 10,508
Advisors Capital Active All Cap Fund
Account Value [Line Items]
Line Graph and Table Measure Name										Advisors Capital Active All Cap Fund
Accumulated Value		$ 10,000				$ 10,422		$ 13,727		$ 15,680
Advisors Capital Growth Fund
Account Value [Line Items]
Line Graph and Table Measure Name					Advisors Capital Growth Fund
Accumulated Value	$ 10,000				$ 11,697
Advisors Capital International Fund
Account Value [Line Items]
Line Graph and Table Measure Name					Advisors Capital International Fund
Accumulated Value	10,000				$ 10,670
Advisors Capital Total Return - Equity Fund | S&P 500 3% Capped Index
Account Value [Line Items]
Line Graph and Table Measure Name												S&P 500 3% Capped Index*
Accumulated Value			10,000	11,019			9,313		11,291		15,316	$ 17,810
Advisors Capital Small/Mid Cap Fund | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name												S&P 500 Index
Accumulated Value			10,000	11,088			9,373		11,399		15,542	$ 18,277
Advisors Capital Tactical Fixed Income Fund | Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name												Bloomberg US Aggregate Bond Index
Accumulated Value			10,000	10,214			8,722		8,779		9,794	$ 10,077
Advisors Capital Active All Cap Fund | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name										S&P 500 Index
Accumulated Value		10,000				10,663		14,539		$ 17,098
Advisors Capital Growth Fund | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500 Index
Accumulated Value	10,000				$ 11,479
Advisors Capital International Fund | MSCI ACWI Ex USA NR USD Index
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI ACWI Ex USA NR USD Index
Accumulated Value	$ 10,000				$ 12,486
Advisors Capital Total Return - Equity Fund | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name												S&P 500 Index
Accumulated Value			10,000	11,088			9,373		11,399		15,542	$ 18,277
Advisors Capital Small/Mid Cap Fund | CRSP US Small Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name												CRSP US Small Cap Index
Accumulated Value			10,000	10,139			8,035		9,032		11,508	$ 12,504
Advisors Capital Tactical Fixed Income Fund | Bloomberg US Intermediate Corporate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name												Bloomberg US Intermediate Corporate Bond Index
Accumulated Value			$ 10,000	$ 10,197			$ 8,943		$ 9,310		$ 10,418	$ 10,948
Advisors Capital Active All Cap Fund | S&P 500® Equal Weight Index
Account Value [Line Items]
Line Graph and Table Measure Name										S&P 500® Equal Weight Index
Accumulated Value		$ 10,000				$ 9,691		$ 12,485		$ 13,464